Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Series A preferred stock [Member]	Series B preferred stock [Member]	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Common Stock [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 4,000				$ 4,220		$ 7,477,422	$ (15,222,936)	$ (7,737,294)
Balance, shares at Dec. 31, 2018	4,000,000				4,220,837
Warrants issued in connection with debt							736,445		736,445
Cumulative effect adjustment for change in derivative accounting								453,086	453,086
Shares issued for services		$ 1,000			$ 3,226	$ 25	8,521,953		8,526,204
Shares issued for services, shares		1,000,000			3,225,688	25,000
Shares issued for debt and warrant modifications		$ 700			$ 700		17,932,600		17,934,000
Shares issued for debt and warrant modifications, shares		700,000			700,000
Shares issued for conversion of preferred shares	$ (4,000)				$ 2,600		1,400
Shares issued for conversion of preferred shares, shares	(4,000,000)				2,600,000
Return and cancellation of shares for disposal of Save On					$ (1,000)		57,987		57,987
Return and cancellation of shares for disposal of Save On, shares					(1,000,000)
Stock options granted to employees of discontinued operations							700,816		700,816
Common stock issued for cash and warrants					$ 619		1,546,881		1,547,500
Common stock issued for cash and warrants, shares					619,000
Common stock issued for debt conversion					$ 1,468		3,666,228		3,667,696
Common stock issued for debt conversion, shares					1,467,078
Warrants issued in connection with debt conversion							3,620,498		3,620,498
Adjustment of conversion for debt extinguishment							1,164,220		1,164,220
Relative fair value of warrants issued in connection with convertible debt							1,307,880		1,307,880
Deemed dividend related to price protection and and beneficial conversion features							981,548	(981,548)
Net loss								(44,864,462)	(44,864,462)
Balance at Dec. 31, 2019		$ 1,700			$ 11,833	$ 25	47,715,878	(60,615,860)	(12,886,424)
Balance, shares at Dec. 31, 2019		1,700,000			11,832,603	25,000
Reduction of put premium upon conversion							385,385		385,385
Beneficial conversion effect related to debt conversions							36,271,137		36,271,137
Common stock issued for debt conversion, accrued interest and fees					$ 1,013,407		7,829,589		8,842,996
Common stock issued for debt conversion, accrued interest and fees, shares					1,013,408,088
Common shares issued for cashless warrant exercise					$ 155,915		81,750		81,750
Common shares issued for cashless warrant exercise, shares					155,914,308
Warrants issued for services							1,963,291		1,963,291
Relative fair value of warrants issued in connection with convertible debt							262,872		262,872
Accretion of stock-based compensation							36,458		36,458
Common stock issued for series B preferred stock		$ (1,000)			$ 1,000
Common stock issued for series B preferred stock, shares		(1,000,000)			1,000,000
Conversion of debt and accrued interest to series D preferred stock			$ 522				825,167		825,689
Conversion of debt and accrued interest to series D preferred stock,shares			522,726
Conversion of series D preferred stock to common stock			$ (522)		$ 522,726		(522,204)
Conversion of series D preferred stock to common stock, shares			(522,726)		522,726,000
Common stock issued for settlement related to debt extinguishment					$ 10,281		492,461		502,742
Common stock issued for settlement related to debt extinguishment, shares					10,281,018
Common stock issued for settlement related to anti-dilutive issuance					$ 18,686		526,930		545,616
Common stock issued for settlement related to anti-dilutive issuance, shares					18,685,477
Sales of Series E preferred share units				$ 105			1,162,895		1,163,000
Sales of Series E preferred share units, shares				105,378
Cancellation of issuable shares						$ (25)	25
Cancellation of issuable shares, shares						(250,000)
Reclassification of warrants from equity to derivative liabilities							(11,381,885)		11,381,885
Deemed dividend related to price protection and and beneficial conversion features							19,223,242	(19,223,242)
Net loss								(42,781,958)	(42,781,958)
Balance at Dec. 31, 2020		$ 700		$ 105	$ 1,733,848		$ 104,872,991	$ (122,621,060)	$ (16,013,416)
Balance, shares at Dec. 31, 2020		700,000		105,378	1,733,847,494